INCOME TAX - Additional information (Details)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Mar. 31, 2021 CNY (¥)
INCOME TAX
Valuation allowance	¥ 47,800,000	$ 6,733,405	¥ 58,257,270	$ 9,176,975		¥ 32,495,322
Uncertain tax positions	¥ 0		¥ 0		¥ 0	¥ 0